Costs and expenses by nature - General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses by nature
Depreciation	$ (10,732)	$ (552)
Total general and administrative expenses	(54,398)	(15,962)
Financial Expenses	(18,185)	(426)
General and administrative expenses
Costs and expenses by nature
Salaries and benefits (Board, CEO and CFO)	1,122	329
Salaries and benefits (Staff)	13,313	2,420
Legal	(9,624)	(2,135)
Travel	(3,958)	(1,366)
Accounting services	(1,303)	(449)
Audit services	(2,244)	(864)
Insurance (D&O)	4,761	1,518
Insurance	(1,025)
Marketing, business development and investor relations	(3,454)	(2,504)
Taxes and fees	(1,886)	(1,115)
Advisory services	(5,377)
Demurrage/Transport	(1,649)
Depreciation	(176)	(102)
Other	(4,506)	(3,160)
Total general and administrative expenses	$ (54,398)	$ (15,962)